Note 14 - Intangible Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
14.	Intangible assets

	2025			2024
	Computer software	Intellectual property rights	Total	Computer software	Intellectual property rights (1)	Total
January 1
Cost	$582,461	$3,850,000	$4,432,461	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(415,300)	(1,085,500)	(1,500,800)	(136,050)	(550,000)	(686,050)
	$167,161	$2,764,500	$2,931,661	$419,512	$5,450,000	$5,869,512

At January 1	$167,161	$2,764,500	$2,931,661	$419,512	$5,450,000	$5,869,512
Additions	54,987	-	54,987	42,838	-	42,838
Adjustment (1)	-	-	-	-	(2,150,000)	(2,150,000)
Amortization expenses	(218,273)	(342,000)	(560,273)	(285,701)	(535,500)	(821,201)
Currency translation adjustments	5,903	-	5,903	(9,488)	-	(9,488)
At December 31	$9,778	$2,422,500	$2,432,278	$167,161	$2,764,500	$2,931,661

December 31
Cost	$567,424	$3,850,000	$4,417,424	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(557,646)	(1,427,500)	(1,985,146)	(415,300)	(1,085,500)	(1,500,800)
	$9,778	$2,422,500	$2,432,278	$167,161	$2,764,500	$2,931,661

(1)

On January 10, 2023 (the “Agreement Date”), the Company entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

The Company acquired all and/or any intellectual property rights, including but not limited to patents and trademarks, owned, used or held for use by and/or on behalf of SeeQuestor, including without limitations, such rights as relate to SeeQuestor’s products. The purchase consideration consisted of fixed consideration of $6,000,000, payable in cash and contingent consideration $3,000,000 payable through the issuance of the Company’s shares, conditional upon the achievement of specified financial performance criteria related to these intellectual property rights for the period from the Agreement Date through December 31, 2023. As the performance conditions were not met, no contingent consideration was paid.

The Company made payments of $600,000 and $2,400,000 on Agreement Date and Effective Time, respectively. In October 2024, the Company entered into an agreement with SeeQuestor to settle the remaining consideration in a full and final settlement amount of $850,000, which was paid in October 2024. The settlement led to derecognition of cost of intellectual property rights in an amount of $2,150,000.

Details of amortization of intangible assets was as follows:

	Year ended December 31,
	2025	2024	2023
Selling and marketing expenses	$1,865	$356	$5,131
General and administrative expenses	179,634	264,111	152,925
Research and development expenses	378,774	556,734	567,975
	$560,273	$821,201	$726,031